FIST1 P-1
                          SUPPLEMENT DATED MAY 15, 2008
                      TO THE PROSPECTUS DATED MARCH 1, 2008
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
     (Franklin Balanced Fund, Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Limited Maturity U.S. Government Securities
                        Fund, Franklin Real Return Fund)

The prospectus is amended as follows:

I. As of May 15, 2008, the Franklin Convertible Securities Fund offers three classes of shares, Class A, Class C and Advisor Class and the Franklin Equity Income Fund offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class.

II. For Franklin Convertible Securities Fund, the sections entitled "Performance
- Class A Annual Total Returns" and "Performance - Average Annual Total Returns" beginning on page 28 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

-6.98%  21.15%  15.36%  0.81%  -15.55  35.44%  16.02%  6.93%  12.15%  0.50%
   98      99      00     01       02     03      04     05      06     07
                                      YEAR

Best Quarter:                             Q2 '03      15.60%
Worst Quarter:                            Q3 '01     -12.77%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2007

                              1 YEAR     5 YEARS     10 YEARS
----------------------------------------------------------------
Franklin Convertible
Securities Fund - Class A(2)
Return Before Taxes            -5.31%    12.29%      7.04%
Return After Taxes on
Distributions                  -7.12%    10.25%      4.81%
Return After Taxes on
Distributions and Sale of
Fund Shares                    -2.87%     9.72%      4.76%
The Merrill Lynch All U.S.      4.53%    10.67%      7.09%
Convertibles Index(3)
(index reflects no deduction
for fees, expenses, or taxes)
                              1 YEAR     5 YEARS     10 YEARS
----------------------------------------------------------------
Franklin Convertible
Securities Fund - Class C(2)  -1.13%     12.79%      6.89%
The Merrill Lynch All U.S.     4.53%     10.67%      7.09%
Convertibles Index(3)
                              1 YEAR     5 YEARS     10 YEARS
Franklin Convertible           0.50%     13.63%      7.68%
Securities Fund - Advisor
Class(4)
The Merrill Lynch All U.S.     4.53%     10.67%      7.09%
Convertibles Index(3)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2008, the Fund's year-to-date return was -6.66%.
2. Figures reflect sales charges.
3. Source: Standard & Poor's Micropal (The Merrill Lynch All U.S Convertibles Index). The unmanaged Merrill Lynch All U.S. Convertibles Index comprises domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Effective May 15, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 15, 2008, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after May 15, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

III. For Franklin Convertible Securities Fund, the section entitled "Fees and Expenses" beginning on page 30 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            CLASS A      CLASS C   ADVISOR CLASS
--------------------------------------------------------------------------------
Maximum sales charge (load)
As a percentage of offering price           5.75%(2)     1.00%     None
 Load imposed on purchases                  5.75%(2)     None      None
 Maximum deferred sales charge (load)       None(3)      1.00%     None
Redemption fee on shares sold within 7      2.00%        2.00%     2.00%
calendar days following their purchase
date(1)

Please see "Choosing a Share Class" on page 95 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                          CLASS A    CLASS C   ADVISOR CLASS(4)
-------------------------------------------------------------------------------
Management fees(5)                        0.47%      0.47%     0.47%
Distribution and service (12b-1) fees     0.25%      1.00%     None
Other expenses                            0.16%      0.16%     0.16%
Acquired fund fees and expenses(6)        0.01%      0.01%     0.01%
Total annual Fund operating expenses(5)   0.89%      1.64%     0.64%
Management fee reduction(5)              -0.01%     -0.01%    -0.01%
                                        --------------------------------
                                        --------------------------------
Net annual Fund operating expenses(5,6)   0.88%      1.63%     0.63%
                                        ================================

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 101) and purchases by certain retirement plans without an initial sales charge.
4. The Fund began offering Advisor Class shares on May 15, 2008. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended October 31, 2007.
5. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.
6. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $660(1)   $840     $1,035    $1,597
CLASS C                        $266      $514     $887      $1,933
ADVISOR CLASS                  $64       $202     $351      $786
If you do not sell your shares:
CLASS C                        $166      $514     $887      $1,933

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

IV. For Franklin Equity Income Fund, the sections entitled "Performance - Class A Annual Total Returns" and "Performance - Average Annual Total Returns" beginning on page 45 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

6.69%  0.80%  18.60%  -1.33%  -15.11%  24.89%   10.47% 3.21%  16.36%   -3.55%
 98    99     00      01     02      03     04   05     06    07
                                     YEAR

Best Quarter:                             Q2 '03      16.75%
Worst Quarter:                            Q3 '02     -18.69%



AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2007

                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Franklin Equity Income Fund
- Class A(2)
Return Before Taxes           -9.08%     8.54%       4.87%
Return After Taxes on
Distributions                -10.01%     7.75%       3.56%
Return After Taxes on
Distributions and Sale of
Fund Shares                   -4.66%     7.38%       3.62%
S&P 500 Index(3,4)             5.49%    12.83%       5.91%
Russell 1000 Value Index(3,5) -0.17%    14.63%       7.68%
(indices reflect no
deduction for fees,
expenses, or taxes)
                                                       SINCE
                                                   INCEPTION
                              1 YEAR      5 YEARS    (1/1/99)
----------------------------------------------------------------
Franklin Equity Income Fund
- Class B(2)                  -7.90%      8.72%       4.65%
S&P 500 Index(3,4)             5.49%     12.83%       3.65%
Russell 1000 Value Index(3,5) -0.17%     14.63%       6.84%

                              1 YEAR      5 YEARS    10 YEARS
Franklin Equity Income Fund
- Class C(2)                  -5.19%      9.01%       4.71%
S&P 500 Index(3,4)             5.49%     12.83%       5.91%
Russell 1000 Value Index(3,5) -0.17%     14.63%       7.68%


                              1 YEAR      5 YEARS    10 YEARS
Franklin Equity Income Fund
- Class R(6)                  -3.85%      9.55%       5.22%
S&P 500 Index(3,4)             5.49%     12.83%       5.91%
Russell 1000 Value Index(3,5) -0.17%     14.63%       7.68%


                              1 YEAR      5 YEARS    10 YEARS

Franklin Equity Income Fund   -3.55%      9.83%       5.49%
- Advisor Class(7)
S&P 500 Index(3,4)             5.49%     12.83%       5.91%
Russell 1000 Value Index(3,5) -0.17%     14.63%       7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2008, the Fund's year-to-date return was -7.00%.
2. Figures reflect sales charges.
3. The S&P 500 Index is replacing the Russell 1000 Value Index as the Fund's lead benchmark. The manager believes the composition of the S&P 500 Index provides a better comparison because the Fund's strategy has changed from value to blend/core. The Russell 1000 Value Index may be excluded from this comparison in the future.
4. Source: Standard & Poor's Micropal (S&P 500(R)Index). The unmanaged Standard & Poor's (S&P) 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
5. Source: Standard & Poor's Micropal (Russell 1000 Value Index). The unmanaged Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 100 index companies with lower price-to-book ratios and lower forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
6. Effective August 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to August 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after August 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.
7. Effective May 15, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 15, 2008, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after May 15, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

V. For the Franklin Equity Income Fund, the section entitled "Fees and Expenses" beginning on page 48 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                       ADVISOR
                             CLASS A  CLASS B(4)  CLASS C   CLASS R    CLASS
-------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of          5.75%(2) 4.00%       1.00%     None       None
offering price
 Load imposed on purchases   5.75%(2) None        None      None       None
 Maximum deferred sales      4.00%(5) 1.00%       None      None       None(3)
charge (load)
Redemption fee on shares     2.00%    2.00%       2.00%     2.00%      2.00%
sold within 7 calendar days
following their purchase
date(1)

Please see "Choosing a Share Class" on page 95 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                     ADVISOR
                             CLASS A  CLASS B(4)  CLASS C   CLASS R  CLASS(6)
-------------------------------------------------------------------------------
Management fees(7)           0.48%    0.48%       0.48%     0.48%    0.48%
Distribution and service     0.25%    1.00%       1.00%(5)  0.50%    None
(12b-1) fees
Other expenses               0.20%    0.20%       0.20%     0.20%    0.20%
Acquired fund fees and       0.01%    0.01%       0.01%     0.01%    0.01%
expenses(8)
Total annual Fund operating  0.94%    1.69%       1.69%     1.19%    0.69%
expenses
Management fee reduction(7) -0.01%   -0.01%      -0.01%    -0.01%   -0.01%
                             --------------------------------------------------
Net annual Fund operating    0.93%    1.68%       1.68%     1.18%    0.68%
expenses(7,8)                ==================================================


1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 101) and purchases by certain retirement plans without an initial sales charge.
4. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
5. Declines to zero after six years.
6. The Fund began offering Advisor Class shares on May 15, 2008. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended October 31, 2007.
7. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.
8. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $664(1)   $854     $1,060    $1,652
CLASS B                        $571      $830     $1,113    $1,788(2)
CLASS C                        $271      $530     $913      $1,987
CLASS R                        $120      $375     $649      $1,432
ADVISOR CLASS                  $69       $218     $379      $847
If you do not sell your
shares:
CLASS B                        $171      $530     $913      $1,788(2)
CLASS C                        $171      $530     $913      $1,987

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.













FIST1 SA-1
                          SUPPLEMENT DATED MAY 15, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2008
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
         (Franklin Balanced Fund, Franklin Convertible Securities Fund,
           Franklin Equity Income Fund, Franklin Limited Maturity U.S.
             Government Securities Fund, Franklin Real Return Fund)

The statement of additional information is amended as follows:

I. The second paragraph under "Organization, Voting Rights and Principal Holders" beginning on page 59 is replaced with the following:

The Convertible Fund currently offers three classes of shares, Class A, Class C and Advisor Class. The Equity Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. The Limited Maturity Fund and Real Return Fund currently offer two classes of shares, Class A and Advisor Class. The Balanced Fund currently offers four classes of shares, Class A, Class C, Class R and Advisor Class. The Convertible Fund and the Equity Fund began offering Advisor Class shares on May 15, 2008. Each fund may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Balanced Fund -  Class A
o     Franklin Balanced Fund -  Class C
o     Franklin Balanced Fund -  Class R
o     Franklin Balanced Fund -  Advisor Class
o     Franklin Convertible Securities Fund - Class A
o     Franklin Convertible Securities Fund - Class C
o     Franklin Convertible Securities Fund - Advisor Class
o     Franklin Equity Income Fund - Class A
o     Franklin Equity Income Fund - Class B
o     Franklin Equity Income Fund - Class C
o     Franklin Equity Income Fund - Class R
o     Franklin Equity Income Fund - Advisor Class
o     Franklin Limited Maturity U.S. Government Securities Fund - Class A
o     Franklin Limited Maturity U.S. Government Securities Fund - Advisor Class
o     Franklin Real Return Fund - Class A
o     Franklin Real Return Fund - Advisor Class

II. The sixth paragraph under "Organization, Voting Rights and Principal Holders" on page 60 is replaced with the following:

As of March 11, 2008, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS             SHARE CLASS  PERCENTAGE (%)
-------------------------------------------------------
BALANCED FUND
Franklin Advisers Inc.(1)         A          33.48
One Franklin Parkway
San Mateo, CA 94403-1906

Franklin Advisers Inc.(1)         R          58.53
One Franklin Parkway
San Mateo, CA 94403-1906

FTB&T Custodian for the           R          20.93
Rollover IRA of David
Ghandehari
1744 Lark Lane
Sunnyvale, CA 94087-4827

FTB&T Custodian for the           R          20.54
ERISA 403B of Saint Johns
Lutheran Hospital
FBO Karen A. Hutchinson
519 Sheldon Flats Road
Libby, MT 59923-9454

Perks Family Living Trust      Advisor       75.15
Edward D. Perks and Maggie
P. Perks Trustee
561 Justin Morgan Drive
Alamo, CA 94507-2249

EQUITY INCOME FUND
Orchard Trust Company             R          6.99
FBO Top grade Construction
Inc.
8515 East Orchard Road 2T2
Greenwood Village, CO
80111-5002

LIMITED MATURITY FUND
Ellard and Company             Advisor       28.87
c/o Fiduciary Trust Company
International
P.O. Box 3199 Church Street
Station
New York, NY 10008-3199

Franklin Stable Value          Advisor       51.72
FT 529 College Savings Plan
500 East Broward Blvd.,
Floor 13
Fort Lauderdale, FL
33394-3091

FRANKLIN REAL RETURN FUND
Ellard and Company             Advisor       51.68
c/o Fiduciary Trust Company
International
P.O. Box 3199 Church Street
Station
New York, NY 10008-3199

Wendel Company                 Advisor       33.01
CO the Bank of New York
P.O. Box 1066 Wall Street
Station
New York, NY 10116-1066


1. Franklin Advisers, Inc. (Advisers) is a California corporation and is wholly owned by Franklin Resources, Inc. (Resources). Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, may be considered beneficial holders of the Balanced Fund shares held by Advisers. As principal shareholders of Resources, they may be able to control the voting of Advisers' shares of the Fund.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Convertible Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

III. The eighth paragraph under "Organization, Voting Rights and Principal Holders" on page 60 is replaced with the following:

As of March 11, 2008, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.












FIST2 P-1
                          SUPPLEMENT DATED MAY 15, 2008
                      TO THE PROSPECTUS DATED MARCH 1, 2008
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
         (Franklin Adjustable U.S. Government Securities Fund, Franklin
          Floating Rate Daily Access Fund, Franklin Low Duration Total
                    Return Fund, Franklin Total Return Fund)

The prospectus is amended as follows:

I. As of May 15, 2008, the Franklin Adjustable U.S. Government Securities Fund offers three classes of shares, Class A, Class C and Advisor Class and the Franklin Low Duration Total Return Fund offers two classes of shares, Class A and Advisor Class.

II. For Adjustable U.S. Government Securities Fund, the sections entitled "Performance - Class A Annual Total Returns" and "Performance - Average Annual Total Returns" beginning on page 28 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

3.86%  4.38%  6.68%  6.43%   3.41%  1.23%  1.79%  2.06%  4.15% 5.03%
  98     99     00     01      02     03     04     05     06    07
                                      YEAR

Best Quarter:                               Q4 '00     2.10%
Worst Quarter:                              Q2 '04     -0.37%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2007

                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Franklin Adjustable U.S.
Government Securities Fund -
Class A(2)
Return Before Taxes              2.72%      2.38%      3.65%
Return After Taxes on
Distributions                    0.93%      1.03%      1.94%
Return After Taxes on
Distributions and Sale of
Fund Shares                      1.74%      1.23%      2.05%
Lehman Bros. U.S. Government
Index: 1-2 Year Component(3)     6.65%      3.09%      4.63%
(index reflects no deduction
for fees, expenses, or taxes)
                                                         SINCE
                                                     INCEPTION
                                          1 YEAR     (7/1/03)
----------------------------------------------------------------
Franklin Adjustable U.S.
Government Securities Fund -
Class C(2)                                  3.48%      2.48%
Lehman Bros. U.S. Government
Index: 1-2 Year Component(3)                6.65%      3.16%

                              1 YEAR      5 YEARS    10 YEARS
Franklin Adjustable U.S.         5.03%      2.84%      3.89%
Government Securities Fund -
Advisor Class(4)
Lehman Bros. U.S. Government
Index: 1-2 Year Component(3)     6.65%      3.09%      4.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2008, the Fund's year-to-date return was 1.48%.
2. Figures reflect sales charges.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers U.S. Government Index: 1-2 Year Component includes fixed rate securities issued by the U.S. government with remaining maturity of one year up to, but not including, two years. Securities must have at least $250 million par amount outstanding and be rated investment grade. All issues included must be publicly issued, dollar denominated and nonconvertible. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Effective May 15, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 15, 2008, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after May 15, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

III. For Franklin Adjustable U.S. Government Securities Fund, the section entitled "Fees and Expenses" beginning on page 9 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           CLASS A    CLASS C     ADVISOR CLASS
------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price               2.25%(2)   1.00%       None
  Load imposed on purchases                2.25%(2)   None        None
  Maximum deferred sales charge (load)     None(3)    1.00%       None
Redemption fee on shares sold within 7
calendar days following their purchase     2.00%      2.00%       2.00%
date(1)

Please see "Choosing a Share Class" on page 84 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)
                                           CLASS A    CLASS C  ADVISOR CLASS (4)
------------------------------------------------------------------------------
Management fees(5)                         0.40%       0.40%       0.40%
Distribution and service
(12b-1) fees                               0.25%       0.65%       None
Other expenses                             0.27%       0.27%       0.27%
Acquired fund fees and expenses(6)         0.01%       0.01%       0.01%
Total annual Fund operating expenses(5)    0.93%       1.33%       0.68%
Management fee reduction(5)               -0.01%      -0.01%      -0.01%
                                           -----------------------------------
NET ANNUAL FUND OPERATING EXPENSES(5,6)    0.92%       1.32%       0.67%
                                           -----------------------------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 89) and purchases by certain retirement plans without an initial sales charge.
4. The Fund began offering Advisor Class shares on May 15, 2008. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended October 31, 2007.
5. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.
6. The ratio of expenses to average net assets shown in the Financial Highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. For this reason, the net annual Fund operating expenses differ for Class A. For Class C, however, the net annual Fund operating expenses were the same in each table based on an additional adjustment due to the timing of the payment of the 12b-1 fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR  3 YEARS  5 YEARS 10 YEARS
---------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                      $317(1) $512     $723    $1,331
CLASS C                      $235    $421     $729    $1,601
ADVISOR CLASS                $68     $214     $373    $835
If you do not sell your shares:
CLASS C                      $135    $421     $729    $1,601

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

IV. For Franklin Low Duration Total Return Fund, the sections entitled "Performance - Class A Annual Total Returns" and "Performance - Average Annual Total Returns" beginning on page 28 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS(1)

      1.26%     4.26%    5.86%
        05        06       07
                YEAR

Best Quarter:                               Q3 '07     2.10%
Worst Quarter:                              Q1 '05     -0.24%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2007

                                                        SINCE
                                                    INCEPTION
                                           1 YEAR   (11/17/04)
----------------------------------------------------------------
Franklin Low Duration Total Return Fund -
Class A(2)
Return Before Taxes                        3.43%       2.88%
Return After Taxes on Distributions        1.90%       1.53%
Return After Taxes on Distributions and
Sale of Fund Shares                        2.20%       1.66%
The Lehman Brothers U.S. Aggregate
Index: 1-3 Year Component(3)               6.72%       4.13%
The Lehman Brothers U.S. Government
Index: 1-3 Year Component(3)               7.10%       4.13%
(indices reflect no deduction for fees,
expenses, or taxes)

                                                        SINCE
                                                    INCEPTION
                                           1 YEAR   (11/17/04)
----------------------------------------------------------------
Franklin Low Duration Total Return Fund    5.86%       3.63%
- Advisor Class(4)
The Lehman Brothers U.S. Aggregate
Index: 1-3 Year Component(3)               6.72%       4.13%
The Lehman Brothers U.S. Government
Index: 1-3 Year Component(3)               7.10%       4.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2008, the Fund's year-to-date return was 2.10%.
2. Figures reflect sales charges.
3. The Lehman Brothers U.S. Aggregate Index: 1-3 Year Component is replacing the Lehman Brothers U.S. Government Index: 1-3 Year Component as the Fund's benchmark. The manager believes the composition of the Lehman Brothers U.S. Aggregate Index: 1-3 Year Component better reflects the Fund's holdings. The Lehman Brothers U.S. Government Index: 1-3 Year Component may be excluded from this comparison in the future.

Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers U.S. Aggregate
Index: 1-3 Year Component represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have a remaining maturity of one year up to, but not including, three years and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers U.S. Government Index: 1-3 Year Component includes fixed rate securities issued by the U.S. government with remaining maturity of one year up to, but not including, three years. Securities must have at least $250 million par amount outstanding and be rated investment grade. All issues included must be publicly issued, dollar denominated and nonconvertible. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. 4. Effective May 15, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 15, 2008, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after May 15, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

V. For Franklin Low Duration Total Return Fund, the section entitled "Fees and Expenses" beginning on page 47 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           CLASS A   ADVISOR CLASS
------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price               2.25%(2)  None
 Load imposed on purchases                 2.25%(2)  None
 Maximum deferred sales charge (load)      None(3)   None
Redemption fee on shares sold within 7
calendar days following their purchase     2.00%     2.00%
date(1)

Please see "Choosing a Share Class" on page 84 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           CLASS A   ADVISOR CLASS (4)
----------------------------------------------------------------------
Management fees(5)                         0.43%     0.43%
Distribution and service (12b-1) fees      0.25%     None
Other expenses (including administration   0.74%     0.74%
fees)
Acquired fund fees and expenses(6)         0.02%     0.02%
Total annual Fund operating expenses(5)    1.44%     1.19%
Management and administration fee         -0.52%    -0.52%
reduction(5)                              --------------------
NET ANNUAL FUND OPERATING EXPENSES(5,6)    0.92%     0.67%
                                          --------------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 89) and purchases by certain retirement plans without an initial sales charge.
4. The Fund began offering Advisor Class shares on May 15, 2008. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended October 31, 2007.
5. The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses, excluding acquired fund fees and expenses, do not exceed 0.90% for Class A and 0.65% for Advisor Class(other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) until February 28, 2009. The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
6. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
CLASS A                        $317(1)   $616     $937      $1,846
ADVISOR CLASS                  $68       $322     $595      $1,376

1. Assumes a contingent deferred sales charge (CDSC) will not apply.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.












FIST2 SA-1
                          SUPPLEMENT DATED MAY 15, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2008
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
         (Franklin Adjustable U.S. Government Securities Fund, Franklin
          Floating Rate Daily Access Fund, Franklin Low Duration Total
                    Return Fund, Franklin Total Return Fund)

The statement of additional information is amended as follows:

I. The second paragraph under "Organization, Voting Rights and Principal Holders" beginning on page 49 is replaced with the following:

Adjustable U.S. Government Fund currently offers three classes of shares, Class A, Class C and Advisor Class. Floating Rate Daily Access Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. Low Duration Fund currently offers two classes of shares, Class A and Advisor Class. Total Return Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. The Adjustable U.S. Government Fund and the Low Duration Fund began offering Advisor Class shares on May 15, 2008. The Funds may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Adjustable U.S. Government Fund -  Class A
o     Franklin Adjustable U.S. Government Fund -  Class C
o     Franklin Adjustable U.S. Government Fund -  Advisor Class
o     Franklin Floating Rate Daily Access Fund -  Class A
o     Franklin Floating Rate Daily Access Fund -  Class B
o     Franklin Floating Rate Daily Access Fund -  Class C
o     Franklin Floating Rate Daily Access Fund -  Advisor Class
o     Franklin Low Duration Total Return Fund  -  Class A
o     Franklin Low Duration Total Return Fund  -  Advisor Class
o     Franklin Total Return Fund -  Class A
o     Franklin Total Return Fund -  Class B
o     Franklin Total Return Fund -  Class C
o     Franklin Total Return Fund -  Class R
o     Franklin Total Return Fund - Advisor Class

II. The sixth paragraph under "Organization, Voting Rights and Principal Holders" on page 50 is replaced with the following:

As of March 11, 2008, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS                    SHARE CLASS    PERCENTAGE (%)
----------------------------------------------------------------
FLOATING RATE DAILY ACCESS FUND
THAFNAB & Company                     Advisor        14.01
FBO Indiana State District
Council of Labors and HOD
Carriers Health and Welfare
Department
P.O. Box 540 Terre Haute, IN 47808-0540

NFS, LLC FEBO                         Advisor         9.69
First Midwest Bank DBA UNATCO
2801 W. Jefferson Street
Joliet, IL 60435-5299

SEI Private Trust Company             Advisor        12.60
FBO Johnson Trust
One Freedom Valley Drive
Oaks, PA 19456

NFS, LLC FEBO                         Advisor         6.79
Union Bank and Trust
Trustee FBO Clients
312 Central Avenue SE, Suite 508
Minneapolis, MN 55414-1166

LOW DURATION FUND
Franklin Advisers, Inc.(1)               A           24.23
One Franklin Parkway
San Mateo, CA 94403-1906

TOTAL RETURN FUND
PIMS Prudential Retirement               R            5.62
as Nominee for the TTE Cust PL 300
Grundos Pumps Corporation
5900 E Shields Avenue
Fresno, CA 93727-8000

Hartford Life Insurance Co.              R           30.30
Separate Account
ATTN: UIT Operations
P.O. Box 2999 Hartford, CT 06104-2999

Age 13-16 Years                       Advisor         7.42
FT 529 College Savings Plan
500 E. Broward Blvd, Suite 2100
Fort Lauderdale, FL  33394-3007

Growth Target                         Advisor         7.60
Fund
F/T Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95760-7313

Conservative Target Fund              Advisor        13.74
F/T Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Moderate Target Fund                  Advisor        21.00
F/T Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Ellard & Co.                          Advisor        29.91
c/o Fiduciary Trust Co. Int'l.
P.O. Box 3199, Church Street
Station
New York, NY 10008-3199

1. Franklin Advisers, Inc. (Advisers) is a California corporation and is wholly owned by Franklin Resources, Inc. (Resources). Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holders of Fund shares held by Advisers. As principal shareholders of Resources, they may be able to control the voting of Advisers' shares of the Fund.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Adjustable U.S. Government Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

III. The eighth paragraph under "Organization, Voting Rights and Principal Holders" on page 50 is replaced with the following:

As of March 11, 2008, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.



FIST2 SA-1
                          SUPPLEMENT DATED MAY 15, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2008
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
         (Franklin Adjustable U.S. Government Securities Fund, Franklin
          Floating Rate Daily Access Fund, Franklin Low Duration Total
                    Return Fund, Franklin Total Return Fund)

The statement of additional information is amended as follows:

I. The second paragraph under "Organization, Voting Rights and Principal Holders" beginning on page 49 is replaced with the following:

Adjustable U.S. Government Fund currently offers three classes of shares, Class A, Class C and Advisor Class. Floating Rate Daily Access Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. Low Duration Fund currently offers two classes of shares, Class A and Advisor Class. Total Return Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. The Adjustable U.S. Government Fund and the Low Duration Fund began offering Advisor Class shares on May 15, 2008. The Funds may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Adjustable U.S. Government Fund -  Class A
o     Franklin Adjustable U.S. Government Fund -  Class C
o     Franklin Adjustable U.S. Government Fund -  Advisor Class
o     Franklin Floating Rate Daily Access Fund -  Class A
o     Franklin Floating Rate Daily Access Fund -  Class B
o     Franklin Floating Rate Daily Access Fund -  Class C
o     Franklin Floating Rate Daily Access Fund -  Advisor Class
o     Franklin Low Duration Total Return Fund  -  Class A
o     Franklin Low Duration Total Return Fund  -  Advisor Class
o     Franklin Total Return Fund -  Class A
o     Franklin Total Return Fund -  Class B
o     Franklin Total Return Fund -  Class C
o     Franklin Total Return Fund -  Class R
o     Franklin Total Return Fund - Advisor Class

II. The sixth paragraph under "Organization, Voting Rights and Principal Holders" on page 50 is replaced with the following:

As of March 11, 2008, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS                    SHARE CLASS    PERCENTAGE (%)
----------------------------------------------------------------
FLOATING RATE DAILY ACCESS FUND
THAFNAB & Company                     Advisor         14.01
FBO Indiana State District
Council of Labors and HOD
Carriers Health and Welfare
Department
P.O. Box 540 Terre Haute,
IN 47808-0540

NFS, LLC FEBO                         Advisor          9.69
First Midwest Bank DBA UNATCO
2801 W. Jefferson Street
Joliet, IL 60435-5299

SEI Private Trust Company             Advisor         12.60
FBO Johnson Trust
One Freedom Valley Drive
Oaks, PA 19456

NFS, LLC FEBO                         Advisor          6.79
Union Bank and Trust
Trustee FBO Clients
312 Central Avenue SE, Suite 508
Minneapolis, MN 55414-1166

LOW DURATION FUND
Franklin Advisers, Inc.(1)               A            24.23
One Franklin Parkway
San Mateo, CA 94403-1906

TOTAL RETURN FUND
PIMS Prudential Retirement               R             5.62
as Nominee for the TTE Cust PL 300
Grundos Pumps Corporation
5900 E Shields Avenue
Fresno, CA 93727-8000

Hartford Life Insurance Co.              R            30.30
Separate Account
ATTN: UIT Operations
P.O. Box 2999 Hartford, CT 06104-2999

Age 13-16 Years                       Advisor          7.42
FT 529 College Savings Plan
500 E. Broward Blvd, Suite 2100
Fort Lauderdale, FL  33394-3007

Growth Target                         Advisor          7.60
Fund
F/T Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95760-7313

Conservative Target Fund              Advisor         13.74
F/T Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Moderate Target Fund                  Advisor         21.00
F/T Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Ellard & Co.                          Advisor         29.91
c/o Fiduciary Trust Co. Int'l.
P.O. Box 3199, Church Street
Station
New York, NY 10008-3199

1. Franklin Advisers, Inc. (Advisers) is a California corporation and is wholly owned by Franklin Resources, Inc. (Resources). Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holders of Fund shares held by Advisers. As principal shareholders of Resources, they may be able to control the voting of Advisers' shares of the Fund.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Adjustable U.S. Government Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

III. The eighth paragraph under "Organization, Voting Rights and Principal Holders" on page 50 is replaced with the following:

As of March 11, 2008, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.